Goodwill and Other Intangible Assets Narrative (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Reporting_unit	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Goodwill [Line Items]
Number of Reporting Units | Reporting_unit	12
Goodwill, Impairment Loss	$ 0	$ 0	$ 0
Goodwill impairment charges recorded	86,000,000	$ 89,000,000	$ 90,000,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2017	60,000,000
2018	55,000,000
2019	52,000,000
2020	45,000,000
2021	41,000,000
Minimum [Member]
Goodwill [Line Items]
Goodwill by reporting unit	7,000,000
Maximum [Member]
Goodwill [Line Items]
Goodwill by reporting unit	$ 1,100,000,000